Quarterly Report
March 31, 2022
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.8%
Aerospace & Defense – 0.6%
Boeing Co., 1.167%, 2/04/2023	$438,000	$434,519
Boeing Co., 1.433%, 2/04/2024	876,000	847,275
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,060,205
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	115,476
		$2,457,475
Asset-Backed & Securitized – 22.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.036%, 11/15/2054 (i)	$13,128,683	$898,422
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.967% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	898,000	888,790
ACREC 2021-FL1 Ltd., “B”, FLR, 2.267% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	697,000	691,048
ACREC 2021-FL1 Ltd., “C”, FLR, 2.617% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	902,000	888,675
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	651,012
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.996% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	455,000	449,976
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.246% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	264,000	260,447
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 2.096% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,102,500	1,098,473
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 2.396% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,102,500	1,097,131
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.696% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	663,500	660,002
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.349% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,729,692
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	644,336
AREIT 2019-CRE3 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	316,749
AREIT 2019-CRE3 Trust, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	260,820
AREIT 2022-CRE6 Trust, “D”, FLR, 2.9% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	237,500	232,796
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.607% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	916,845	916,345
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,039,826	1,030,347
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 2.354% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	563,239	552,993
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 1.854% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,731,947
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.154% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	733,868
Bancorp Commercial Mortgage 2019-CRE6 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	185,637	185,379
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.762%, 12/15/2051 (i)(n)	21,920,631	917,900
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.43%, 7/15/2054 (i)	5,777,391	502,697
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.506%, 9/15/2054 (i)	5,972,735	556,514
BDS 2021-FL10 Ltd., “B”, FLR, 2.417% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	519,000	512,609
BDS 2021-FL10 Ltd., “C”, FLR, 2.767% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	377,500	372,425
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)	10,402,183	858,703
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.39%, 7/15/2054 (i)	11,322,686	973,095
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.4%, 8/15/2054 (i)	8,279,563	721,371
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.16%, 9/15/2054 (i)	11,920,731	813,756
BSPRT 2018-FL4 Issuer Ltd., “A”, FLR, 2.496% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,070,332
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 1.549% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	2,069,500	2,060,369
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.1% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	286,198
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 2.349% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	461,408
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	285,667	275,118
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	323,647	300,968
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	81,577	75,901
BXMT 2020-FL2 Ltd., “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,431,442
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	555,055	539,664
CD 2017-CD4 Mortgage Trust, “XA”, 1.422%, 5/10/2050 (i)	17,010,768	741,178
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	343,825	324,897
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	108,765	102,576
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	726,779	710,278
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.644%, 11/15/2062 (i)	8,866,056	376,503
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.44%, 2/15/2054 (i)	9,160,971	825,441
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)	8,873,276	597,462
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.16%, 6/15/2064 (i)	4,949,334	355,371
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	454,665
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	360,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	$250,000	$237,452
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	236,909
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	235,755
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	261,000	250,629
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	604,387	605,107
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	387,411	387,681
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 1.933% (SOFR - 30 day + 1.85%), 12/17/2026 (n)	1,241,500	1,241,500
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.333% (SOFR - 30 day + 2.25%), 12/17/2026 (n)	1,154,000	1,149,278
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,228,750
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	945,607
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	704,072	681,472
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.018%, 5/10/2050 (i)	15,474,732	690,255
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.107%, 8/10/2050 (i)	15,536,263	665,317
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.246%, 5/12/2053 (i)	8,346,188	623,123
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.391% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,365,804	1,354,473
Invitation Homes 2018-SFR2 Trust, “A”, FLR, 1.297% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,793,246	1,787,075
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 2.691% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	1,998,469	1,963,224
JPMorgan Chase Commercial Mortgage Securities Corp., 1.154%, 9/15/2050 (i)	14,333,905	557,304
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 1.896% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,219,217
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.946% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	740,270
LoanCore 2019-CRE3 Ltd., “A”, FLR, 1.446% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	414,864	413,746
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.766% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,980,450	1,966,393
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,344,000	1,318,892
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.396% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	553,999
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,757,837
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,548,444
MF1 2020-FL3 Ltd., “B”, FLR, 4.165% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	191,358
MF1 2020-FL3 Ltd., “C”, FLR, 4.915% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	275,882
MF1 2020-FL4 Ltd., “B”, FLR, 3.193% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,924,255
MF1 2021-FL6 Ltd., “B”, FLR, 2.117% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,571,509
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.26%, 5/15/2050 (i)	14,002,915	668,762
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.34%, 6/15/2050 (i)	7,065,425	334,815
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.835%, 12/15/2051 (i)	17,531,559	754,795
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)	7,316,387	619,483
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)	6,864,795	527,572
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.406% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	367,172
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.806% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	338,733
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.606% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	280,038
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.008% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,129,454	1,110,672
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,129,454	1,103,696
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,737,155
PFP III 2021-8 Ltd., “B”, FLR, 1.93% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	490,500	480,708
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	109,334	109,540
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	140,184	140,640
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.144% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	910,562
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	705,313
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.546% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	516,000	509,480
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 1.754% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	422,000	417,403
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	668,052
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 2.204% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,001,000	995,307
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.267% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	753,741
TICP CLO 2018-3R Ltd., “B”, FLR, 1.604% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	870,821
TICP CLO 2018-3R Ltd., “C”, FLR, 2.054% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,528,434
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.291% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,000,000	1,982,242
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.14%, 11/15/2050 (i)	11,695,318	411,378
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.15%, 12/15/2051 (i)	8,898,451	467,555
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.505%, 11/15/2054 (i)	4,024,063	363,486
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	863,603
		$86,842,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 3.7%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$834,803
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	1,487,000	1,419,684
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	858,071
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,474,924
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	356,096
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	532,258
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,780,706
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	147,001
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	1,977,588
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,275,000	1,162,095
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	560,711
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	234,000	235,589
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,120,000	1,108,131
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,212,000	1,208,196
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	916,000	844,296
		$14,500,149
Broadcasting – 0.8%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$2,271,000	$2,271,112
Magallanes, Inc., 3.755%, 3/15/2027 (n)	679,000	677,764
		$2,948,876
Brokerage & Asset Managers – 1.4%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,942,000	$1,950,221
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,157,000	2,167,722
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	239,381
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	921,334
		$5,278,658
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$565,899
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,335,843
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,371,514
Western Union Co., 1.35%, 3/15/2026	1,091,000	1,005,505
		$4,278,761
Cable TV – 0.6%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$2,482,747
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$500,000	$479,465
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$1,445,454
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	362,893
		$1,808,347
Computer Software - Systems – 0.6%
Apple, Inc., 1.7%, 9/11/2022	$862,000	$863,458
VMware, Inc., 1%, 8/15/2024	839,000	799,952
VMware, Inc., 1.4%, 8/15/2026	649,000	595,815
		$2,259,225
Conglomerates – 0.6%
Carrier Global Corp., 2.242%, 2/15/2025	$200,000	$194,704
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,278,275
		$2,472,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$591,000	$589,161
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	345,000	344,996
		$934,157
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$402,442
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,397,299
		$1,799,741
Electronics – 1.3%
Broadcom, Inc., 4.7%, 4/15/2025	$696,000	$722,300
Broadcom, Inc., 3.15%, 11/15/2025	600,000	595,136
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	2,095,000	1,983,484
Qorvo, Inc., 1.75%, 12/15/2024 (n)	515,000	491,243
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	576,830
TSMC Arizona Corp., 1.75%, 10/25/2026	855,000	801,256
		$5,170,249
Emerging Market Quasi-Sovereign – 1.2%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$1,880,815
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	619,000	584,648
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	964,706
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,302,000	1,217,631
		$4,647,800
Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$1,537,652
Energy - Independent – 0.1%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$204,000	$199,460
Energy - Integrated – 0.7%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$831,000	$876,269
Eni S.p.A., 4%, 9/12/2023 (n)	1,857,000	1,882,297
		$2,758,566
Financial Institutions – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,585,000	$1,606,412
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,399,000	1,376,445
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	798,000	751,942
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,212,000	1,283,429
Air Lease Corp., 2.2%, 1/15/2027	1,101,000	1,018,944
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,210,072
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,437,113
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	498,994
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	782,651
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	602,933
		$10,568,935
Food & Beverages – 0.6%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	$1,669,000	$1,543,825
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	408,000	382,830
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	608,633
		$2,535,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – 0.8%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$1,757,196
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,286,293
		$3,043,489
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$829,000	$877,894
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$1,495,482
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,084,000	1,115,772
Hyatt Hotels Corp., 1.3%, 10/01/2023	1,224,000	1,192,775
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,134,000	1,091,067
Marriott International, Inc., 3.75%, 10/01/2025	370,000	369,179
		$5,264,275
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$95,847
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	104,959
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	114,498
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	137,854
		$453,158
Insurance – 0.2%
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	$882,000	$827,952
Insurance - Property & Casualty – 0.2%
Aon PLC, 2.2%, 11/15/2022	$821,000	$822,504
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$676,000	$682,249
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,121,000	$1,143,254
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	424,129
		$1,567,383
Major Banks – 17.1%
Bank of America Corp., 2.881%, 4/24/2023	$1,624,000	$1,624,460
Bank of America Corp., 4.2%, 8/26/2024	692,000	708,818
Bank of America Corp., 4.45%, 3/03/2026	995,000	1,029,017
Bank of America Corp., 4.25%, 10/22/2026	575,000	591,832
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,350,502
Bank of America Corp., 4.183%, 11/25/2027	959,000	977,745
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,171,567
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	207,000	198,734
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	534,199
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,368,432
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,451,757
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,173,597
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,660,109
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,511,784
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	446,945
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	425,217
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	400,854
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	2,012,000	1,921,592
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	1,426,000	1,390,211
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	755,593
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	751,739

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	$1,439,000	$1,579,465
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,119,865
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	492,224
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	865,386
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	623,000	568,625
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	900,000	838,563
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,701,629
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,395,705
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,582,999
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	981,376
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	802,848
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	990,177
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	447,795
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,928,455
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,003,000	950,707
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	411,895
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	581,610
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	1,637,000	1,617,968
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	2,151,000	2,116,004
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,539,664
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,390,467
Morgan Stanley, 3.95%, 4/23/2027	512,000	520,270
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	377,793
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	713,490
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,029,567
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	2,041,407
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,443,273
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	907,000	866,442
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	416,966
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	421,813
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	437,524
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,517,686
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,118,981
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	904,520
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	900,094
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	278,398
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	898,823
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,687,379
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,168,616
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	732,526
		$66,823,699
Medical & Health Technology & Services – 0.9%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$411,000	$401,585
HCA, Inc., 5%, 3/15/2024	1,692,000	1,753,864
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,442,456
		$3,597,905
Metals & Mining – 1.4%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$766,000	$794,496
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	850,798
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,372,292
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	422,000	432,045
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,028,526
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,099,853
		$5,578,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.0%
Enbridge, Inc., 2.5%, 2/14/2025	$496,000	$484,843
Energy Transfer Operating Co., 2.9%, 5/15/2025	635,000	621,126
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	953,638
MPLX LP, 3.5%, 12/01/2022	1,218,000	1,227,696
MPLX LP, 3.375%, 3/15/2023	642,000	646,804
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	756,368
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	1,019,195
Western Midstream Operating LP, 3.6%, 2/01/2025	796,000	790,615
Western Midstream Operating LP, FLR, 1.844% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,209,780
		$7,710,065
Mortgage-Backed – 1.1%
Fannie Mae, 5.5%, 5/01/2025	$177	$177
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	530,963	573,196
Fannie Mae, 2%, 5/25/2044	390,896	386,121
Freddie Mac, 0.895%, 4/25/2024 (i)	490,400	7,446
Freddie Mac, 1.581%, 4/25/2030 (i)	6,139,346	633,466
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,263,597	2,253,203
Freddie Mac, 2%, 7/15/2042	386,322	372,209
		$4,225,818
Municipals – 3.7%
California Earthquake Authority Rev., Taxable, “B”, 1.327%, 7/01/2022	$620,000	$620,702
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	440,000	435,955
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	235,000	235,177
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	280,000	276,624
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	300,000	300,429
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	730,000	721,793
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	595,000	588,742
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	65,000	64,583
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	190,000	186,212
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	145,597
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	179,314
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	611,257	599,840
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	2,885,000	2,908,062
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	4,091,000	4,027,724
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.384%, 6/15/2022	455,000	456,005
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	465,000	465,559
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	440,000	436,650
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,060,000	1,047,387
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	679,082
		$14,375,437
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$1,302,000	$1,282,908
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,987,156
Network & Telecom – 0.7%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$2,537,183
Oils – 0.3%
Valero Energy Corp., 1.2%, 3/15/2024	$1,330,000	$1,283,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 2.9%
American Express Co., 2.25%, 3/04/2025	$773,000	$759,090
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	1,833,000	1,754,464
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,403,520
Groupe BPCE S.A., FLR, 2.042% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,397,562
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	618,121
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,200,000	1,093,295
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,350,987
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	519,843
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	250,000	240,532
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,058,281
		$11,195,695
Pharmaceuticals – 0.7%
Royalty Pharma PLC, 0.75%, 9/02/2023	$1,481,000	$1,437,860
Viatris, Inc., 1.125%, 6/22/2022	1,200,000	1,199,927
		$2,637,787
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,522,569
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$697,000	$664,093
Retailers – 0.9%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$1,218,571
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	1,769,521
Nordstrom, Inc., 2.3%, 4/08/2024	519,000	511,692
		$3,499,784
Specialty Stores – 0.6%
Genuine Parts Co., 1.75%, 2/01/2025	$792,000	$756,242
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,481,434
		$2,237,676
Telecommunications - Wireless – 1.0%
Crown Castle International Corp., 3.15%, 7/15/2023	$1,037,000	$1,044,006
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	257,000	239,593
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	206,000	199,154
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	683,000	672,284
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,913,580
		$4,068,617
Tobacco – 0.8%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$1,046,617
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,049,814
		$3,096,431
Transportation - Services – 1.2%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$2,747,580
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	871,038
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	560,257
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	559,750
		$4,738,625
U.S. Treasury Obligations – 15.7%
U.S. Treasury Notes, 0.125%, 1/31/2023 (f)	$17,971,000	$17,758,296
U.S. Treasury Notes, 0.125%, 12/15/2023	45,080,000	43,488,113
		$61,246,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 3.1%
Emera US Finance LP, 0.833%, 6/15/2024	$589,000	$557,465
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	2,071,000	2,130,562
Exelon Corp., 2.75%, 3/15/2027 (n)	411,000	400,466
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	884,873
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	477,090
NextEra Energy, Inc., 0.65%, 3/01/2023	1,049,000	1,033,930
Pacific Gas & Electric Co., 1.75%, 6/16/2022	536,000	535,391
Pacific Gas & Electric Co., 1.367%, 3/10/2023	432,000	424,393
Pacific Gas & Electric Co., 1.7%, 11/15/2023	443,000	431,811
Pacific Gas & Electric Co., 3.25%, 2/16/2024	1,338,000	1,331,776
Southern California Edison Co., 0.7%, 8/01/2023	900,000	876,642
Southern California Edison Co., 0.975%, 8/01/2024	667,000	635,978
WEC Energy Group, Inc., 0.8%, 3/15/2024	612,000	587,281
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,697,792
		$12,005,450
Total Bonds		$385,814,833
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.21% (v)	453,279	$453,279

Other Assets, Less Liabilities – 1.1%		4,422,372
Net Assets – 100.0%		$390,690,484
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $453,279 and $385,814,833, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $149,696,954, representing 38.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “B”, FLR, 4.165% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$191,358
MF1 2020-FL3 Ltd., “C”, FLR, 4.915% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	275,882
Total Restricted Securities			$467,240
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,072,969	June – 2022	$(233,755)
At March 31, 2022, the fund had liquid securities with an aggregate value of $84,982 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$61,246,409	$—	$61,246,409
Non - U.S. Sovereign Debt	—	6,185,452	—	6,185,452
Municipal Bonds	—	14,375,437	—	14,375,437
U.S. Corporate Bonds	—	126,998,694	—	126,998,694
Residential Mortgage-Backed Securities	—	7,367,366	—	7,367,366
Commercial Mortgage-Backed Securities	—	27,072,751	—	27,072,751
Asset-Backed Securities (including CDOs)	—	56,628,346	—	56,628,346
Foreign Bonds	—	85,940,378	—	85,940,378
Mutual Funds	453,279	—	—	453,279
Total	$453,279	$385,814,833	$—	$386,268,112
Other Financial Instruments
Futures Contracts – Liabilities	$(233,755)	$—	$—	$(233,755)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,686,372	$24,374,558	$28,607,651	$—	$—	$453,279
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$501	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.